Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Investments - Equity Securities (FVOCI) [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast EBITDA margin, Significant unobservable inputs		17.00%
Risk adjusted discount rate, Significant unobservable inputs		17.00%
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	10.20%	10.20%
Expected cash flow	$ 11,025	$ 17,054
Bottom of Range [Member] | Other Investments - Equity Securities (FVOCI) [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs		4.00%
Forecast EBITDA margin, Significant unobservable inputs		3.00%
Risk adjusted discount rate, Significant unobservable inputs		17.00%
Top of Range [Member] | Other Investments - Equity Securities (FVOCI) [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs		25.00%
Forecast EBITDA margin, Significant unobservable inputs		25.00%